Other disclosures - Contractual Maturities of Other Financial Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Financial assets held for trading	€ 125,458	€ 148,187	€ 146,346
Financial assets designated at fair value through profit or loss	34,782	31,609	45,043
Financial assets available-for-sale	133,271	116,774	122,036
Hedging derivatives, Assets	8,537	10,377	7,727
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Assets	1,287	1,481	1,379
TOTAL FINANCIAL ASSETS	174,854
Liabilities
Financial liabilities held for trading	107,624	108,765	105,218
Financial liabilities designated at fair value through profit or loss	59,616	40,263	54,768
Hedging derivatives, Liabilities	8,044	8,156	8,937
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	330	448	174
TOTAL LIABILITIES	175,614
Contingent commitments	237,970	231,962	221,738
Contingent liabilities	49,117	44,434	39,834
MEMORANDUM ITEMS	287,087
1 month
Assets
Financial assets held for trading	11,147
Financial assets designated at fair value through profit or loss	9,998
Hedging derivatives, Assets	255
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Assets	57
TOTAL FINANCIAL ASSETS	21,457
Liabilities
Financial liabilities held for trading	38,976
Financial liabilities designated at fair value through profit or loss	30,152
Hedging derivatives, Liabilities	40
TOTAL LIABILITIES	69,168
Contingent commitments	87,280
Contingent liabilities	17,065
MEMORANDUM ITEMS	104,345
3 months
Assets
Financial assets held for trading	5,887
Financial assets designated at fair value through profit or loss	4,485
Hedging derivatives, Assets	162
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Assets	6
TOTAL FINANCIAL ASSETS	10,540
Liabilities
Financial liabilities held for trading	4,073
Financial liabilities designated at fair value through profit or loss	5,166
Hedging derivatives, Liabilities	79
TOTAL LIABILITIES	9,318
Contingent commitments	14,165
Contingent liabilities	5,059
MEMORANDUM ITEMS	19,224
3 to 12 months
Assets
Financial assets held for trading	21,896
Financial assets designated at fair value through profit or loss	5,032
Hedging derivatives, Assets	519
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Assets	33
TOTAL FINANCIAL ASSETS	27,480
Liabilities
Financial liabilities held for trading	7,177
Financial liabilities designated at fair value through profit or loss	1,635
Hedging derivatives, Liabilities	180
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	(2)
TOTAL LIABILITIES	8,990
Contingent commitments	54,069
Contingent liabilities	12,599
MEMORANDUM ITEMS	66,668
1 to 3 years
Assets
Financial assets held for trading	24,178
Financial assets designated at fair value through profit or loss	3,402
Hedging derivatives, Assets	1,113
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Assets	151
TOTAL FINANCIAL ASSETS	28,844
Liabilities
Financial liabilities held for trading	17,913
Financial liabilities designated at fair value through profit or loss	1,251
Hedging derivatives, Liabilities	493
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	(1)
TOTAL LIABILITIES	19,656
Contingent commitments	32,664
Contingent liabilities	10,502
MEMORANDUM ITEMS	43,166
3 to 5 years
Assets
Financial assets held for trading	19,563
Financial assets designated at fair value through profit or loss	3,922
Hedging derivatives, Assets	1,583
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Assets	59
TOTAL FINANCIAL ASSETS	25,127
Liabilities
Financial liabilities held for trading	16,989
Financial liabilities designated at fair value through profit or loss	1,120
Hedging derivatives, Liabilities	677
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	31
TOTAL LIABILITIES	18,817
Contingent commitments	34,011
Contingent liabilities	2,326
MEMORANDUM ITEMS	36,337
More than five years
Assets
Financial assets held for trading	42,787
Financial assets designated at fair value through profit or loss	7,943
Hedging derivatives, Assets	4,905
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Assets	981
TOTAL FINANCIAL ASSETS	61,406
Liabilities
Financial liabilities held for trading	22,496
Financial liabilities designated at fair value through profit or loss	20,292
Hedging derivatives, Liabilities	6,575
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	302
TOTAL LIABILITIES	49,665
Contingent commitments	15,781
Contingent liabilities	1,566
MEMORANDUM ITEMS	17,347
Derivatives
Assets
Financial assets held for trading	57,243	72,043	76,724
Derivatives | 1 month
Assets
Financial assets held for trading	4,026
Derivatives | 3 months
Assets
Financial assets held for trading	1,691
Derivatives | 3 to 12 months
Assets
Financial assets held for trading	5,352
Derivatives | 1 to 3 years
Assets
Financial assets held for trading	17,233
Derivatives | 3 to 5 years
Assets
Financial assets held for trading	14,895
Derivatives | More than five years
Assets
Financial assets held for trading	14,046
Equity instruments
Assets
Financial assets held for trading	21,353	14,497	18,225
Financial assets designated at fair value through profit or loss	933	546	630
Financial assets available-for-sale	4,790	5,487	4,849	€ 5,001
Equity instruments | More than five years
Assets
Financial assets held for trading	21,353
Financial assets designated at fair value through profit or loss	933
Financial assets available-for-sale	4,790
Debt instruments
Assets
Financial assets held for trading	36,351	48,922	43,964
Financial assets designated at fair value through profit or loss	3,485	3,398	3,717
Financial assets available-for-sale	128,481	111,287	117,187
Debt instruments | On demand
Assets
Financial assets available-for-sale	326	200	172
Debt instruments | 1 month
Assets
Financial assets held for trading	4,253
Financial assets designated at fair value through profit or loss	19
Financial assets available-for-sale	2,467	5,986	4,268
Debt instruments | 3 months
Assets
Financial assets held for trading	1,706
Financial assets designated at fair value through profit or loss	120
Financial assets available-for-sale	1,646	2,007	2,389
Debt instruments | 3 to 12 months
Assets
Financial assets held for trading	11,850
Financial assets designated at fair value through profit or loss	850
Financial assets available-for-sale	11,497	5,442	11,899
Debt instruments | 1 to 3 years
Assets
Financial assets held for trading	6,529
Financial assets designated at fair value through profit or loss	667
Financial assets available-for-sale	22,447	23,574	18,718
Debt instruments | 3 to 5 years
Assets
Financial assets held for trading	4,662
Financial assets designated at fair value through profit or loss	579
Financial assets available-for-sale	11,164	13,900	18,537
Debt instruments | More than five years
Assets
Financial assets held for trading	7,351
Financial assets designated at fair value through profit or loss	1,250
Financial assets available-for-sale	78,934	60,178	61,204
Loans and advances
Assets
Financial assets held for trading	10,511	12,725	7,433
Financial assets designated at fair value through profit or loss	30,364	27,665	40,696
Loans and advances | 1 month
Assets
Financial assets held for trading	2,868
Financial assets designated at fair value through profit or loss	9,979
Loans and advances | 3 months
Assets
Financial assets held for trading	2,490
Financial assets designated at fair value through profit or loss	4,365
Loans and advances | 3 to 12 months
Assets
Financial assets held for trading	4,694
Financial assets designated at fair value through profit or loss	4,182
Loans and advances | 1 to 3 years
Assets
Financial assets held for trading	416
Financial assets designated at fair value through profit or loss	2,735
Loans and advances | 3 to 5 years
Assets
Financial assets held for trading	6
Financial assets designated at fair value through profit or loss	3,343
Loans and advances | More than five years
Assets
Financial assets held for trading	37
Financial assets designated at fair value through profit or loss	5,760
Loans and advances - Credit institutions
Assets
Financial assets held for trading	1,696	3,221	1,352
Financial assets designated at fair value through profit or loss	9,889	10,069	26,403
Loans and advances - Credit institutions | 1 month
Assets
Financial assets held for trading	1,216
Financial assets designated at fair value through profit or loss	7,341
Loans and advances - Credit institutions | 3 months
Assets
Financial assets held for trading	1
Financial assets designated at fair value through profit or loss	2,020
Loans and advances - Credit institutions | 3 to 12 months
Assets
Financial assets held for trading	63
Financial assets designated at fair value through profit or loss	183
Loans and advances - Credit institutions | 1 to 3 years
Assets
Financial assets held for trading	416
Financial assets designated at fair value through profit or loss	32
Loans and advances - Credit institutions | 3 to 5 years
Assets
Financial assets designated at fair value through profit or loss	77
Loans and advances - Credit institutions | More than five years
Assets
Financial assets designated at fair value through profit or loss	236
Loans and advances - Customers
Assets
Financial assets held for trading	8,815	9,504	6,081
Financial assets designated at fair value through profit or loss	20,475	17,596	14,293
Loans and advances - Customers | 1 month
Assets
Financial assets held for trading	1,652
Financial assets designated at fair value through profit or loss	2,638
Loans and advances - Customers | 3 months
Assets
Financial assets held for trading	2,489
Financial assets designated at fair value through profit or loss	2,345
Loans and advances - Customers | 3 to 12 months
Assets
Financial assets held for trading	4,631
Financial assets designated at fair value through profit or loss	3,999
Loans and advances - Customers | 1 to 3 years
Assets
Financial assets designated at fair value through profit or loss	2,703
Loans and advances - Customers | 3 to 5 years
Assets
Financial assets held for trading	6
Financial assets designated at fair value through profit or loss	3,266
Loans and advances - Customers | More than five years
Assets
Financial assets held for trading	37
Financial assets designated at fair value through profit or loss	5,524
Derivatives
Liabilities
Financial liabilities held for trading	57,892	74,369	76,414
Derivatives | 1 month
Liabilities
Financial liabilities held for trading	3,698
Derivatives | 3 months
Liabilities
Financial liabilities held for trading	2,070
Derivatives | 3 to 12 months
Liabilities
Financial liabilities held for trading	5,951
Derivatives | 1 to 3 years
Liabilities
Financial liabilities held for trading	15,634
Derivatives | 3 to 5 years
Liabilities
Financial liabilities held for trading	14,897
Derivatives | More than five years
Liabilities
Financial liabilities held for trading	15,642
Short positions
Liabilities
Financial liabilities held for trading	20,979	23,005	17,362
Short positions | 1 month
Liabilities
Financial liabilities held for trading	8,060
Short positions | 3 months
Liabilities
Financial liabilities held for trading	468
Short positions | 3 to 12 months
Liabilities
Financial liabilities held for trading	1,226
Short positions | 1 to 3 years
Liabilities
Financial liabilities held for trading	2,279
Short positions | 3 to 5 years
Liabilities
Financial liabilities held for trading	2,092
Short positions | More than five years
Liabilities
Financial liabilities held for trading	6,854
Deposits
Liabilities
Financial liabilities held for trading	28,753	11,391	11,442
Financial liabilities designated at fair value through profit or loss	55,971	37,472	51,394
Deposits | 1 month
Liabilities
Financial liabilities held for trading	27,218
Financial liabilities designated at fair value through profit or loss	30,083
Deposits | 3 months
Liabilities
Financial liabilities held for trading	1,535
Financial liabilities designated at fair value through profit or loss	4,730
Deposits | 3 to 12 months
Liabilities
Financial liabilities designated at fair value through profit or loss	1,065
Deposits | 1 to 3 years
Liabilities
Financial liabilities designated at fair value through profit or loss	191
Deposits | 3 to 5 years
Liabilities
Financial liabilities designated at fair value through profit or loss	425
Deposits | More than five years
Liabilities
Financial liabilities designated at fair value through profit or loss	19,477
Deposits - Central banks
Liabilities
Financial liabilities held for trading	282	1,351	2,178
Financial liabilities designated at fair value through profit or loss	8,860	9,112	16,486
Deposits - Central banks | 1 month
Liabilities
Financial liabilities held for trading	282
Financial liabilities designated at fair value through profit or loss	6,038
Deposits - Central banks | 3 months
Liabilities
Financial liabilities designated at fair value through profit or loss	2,077
Deposits - Central banks | 3 to 12 months
Liabilities
Financial liabilities designated at fair value through profit or loss	745
Deposits - Credit institutions
Liabilities
Financial liabilities held for trading	292	44	77
Financial liabilities designated at fair value through profit or loss	18,166	5,015	8,551
Deposits - Credit institutions | 1 month
Liabilities
Financial liabilities held for trading	292
Financial liabilities designated at fair value through profit or loss	16,521
Deposits - Credit institutions | 3 months
Liabilities
Financial liabilities designated at fair value through profit or loss	1,485
Deposits - Credit institutions | 3 to 12 months
Liabilities
Financial liabilities designated at fair value through profit or loss	63
Deposits - Credit institutions | 3 to 5 years
Liabilities
Financial liabilities designated at fair value through profit or loss	97
Deposits - Customers
Liabilities
Financial liabilities held for trading	28,179	9,996	9,187
Financial liabilities designated at fair value through profit or loss	28,945	23,345	26,357
Deposits - Customers | 1 month
Liabilities
Financial liabilities held for trading	26,644
Financial liabilities designated at fair value through profit or loss	7,524
Deposits - Customers | 3 months
Liabilities
Financial liabilities held for trading	1,535
Financial liabilities designated at fair value through profit or loss	1,168
Deposits - Customers | 3 to 12 months
Liabilities
Financial liabilities designated at fair value through profit or loss	257
Deposits - Customers | 1 to 3 years
Liabilities
Financial liabilities designated at fair value through profit or loss	191
Deposits - Customers | 3 to 5 years
Liabilities
Financial liabilities designated at fair value through profit or loss	328
Deposits - Customers | More than five years
Liabilities
Financial liabilities designated at fair value through profit or loss	19,477
Marketable debt securities
Liabilities
Financial liabilities designated at fair value through profit or loss	3,056	€ 2,791	3,373
Marketable debt securities | 1 month
Liabilities
Financial liabilities designated at fair value through profit or loss	69
Marketable debt securities | 3 months
Liabilities
Financial liabilities designated at fair value through profit or loss	436
Marketable debt securities | 3 to 12 months
Liabilities
Financial liabilities designated at fair value through profit or loss	570
Marketable debt securities | 1 to 3 years
Liabilities
Financial liabilities designated at fair value through profit or loss	471
Marketable debt securities | 3 to 5 years
Liabilities
Financial liabilities designated at fair value through profit or loss	695
Marketable debt securities | More than five years
Liabilities
Financial liabilities designated at fair value through profit or loss	815
Other financial liabilities
Liabilities
Financial liabilities designated at fair value through profit or loss	589		€ 1
Other financial liabilities | 1 to 3 years
Liabilities
Financial liabilities designated at fair value through profit or loss	€ 589